Initial Public Offering (Details) - Schedule of Shares of Class A Common Stock Subject to Redemption Reflected on the Balance Sheet - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Sep. 30, 2023
Less:
Proceeds allocated to Public Warrants	$ (225,000)	$ (2,250,000)
Shares of Class A common stock issuance costs	(788,956)	(15,717,593)
Plus:
Re-measurement of carrying value to redemption value	2,881,942	19,467,593
Shares of Class A common stock subject to redemption	168,367,986	151,500,000	$ 37,525,062
IPO [Member]
Schedule of Shares of Class A Common Stock Subject to Redemption Reflected on the Balance Sheet [Abstract]
Gross proceeds		$ 150,000,000
Over-Allotment Option [Member]
Schedule of Shares of Class A Common Stock Subject to Redemption Reflected on the Balance Sheet [Abstract]
Gross proceeds	$ 15,000,000